Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases For Office Rental (Details) - Dec. 31, 2018	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 35,453,783	$ 5,156,539
2020	21,057,299	3,062,657
2021	3,180,192	462,540
Total	¥ 59,691,274	$ 8,681,736